Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000111283 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000111283 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000111283 | Customers Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000111283 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000111283 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000111283 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000111283 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000111283 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000111283 | LendingClub Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000111283 | Wintrust Financial Corp
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000111283 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	83.89%
C000111283 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.85%
C000111283 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000111283 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000111283 | Materials & Processing
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000111283 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000111283 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	42.66%
C000111284 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000111284 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000111284 | Customers Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000111284 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000111284 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000111284 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000111284 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000111284 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000111284 | LendingClub Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000111284 | Wintrust Financial Corp
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000111284 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	83.89%
C000111284 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.85%
C000111284 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000111284 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000111284 | Materials & Processing
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000111284 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000111284 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	42.66%
C000111285 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000111285 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000111285 | Customers Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000111285 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000111285 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000111285 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000111285 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000111285 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000111285 | LendingClub Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000111285 | Wintrust Financial Corp
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000111285 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	83.89%
C000111285 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.85%
C000111285 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000111285 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000111285 | Materials & Processing
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000111285 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000111285 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	42.66%
C000111286 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000111286 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000111286 | Customers Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000111286 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000111286 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000111286 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000111286 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000111286 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000111286 | LendingClub Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000111286 | Wintrust Financial Corp
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000111286 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	83.89%
C000111286 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.85%
C000111286 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000111286 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000111286 | Materials & Processing
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000111286 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000111286 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	42.66%
C000111287 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000111287 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000111287 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000111287 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000111287 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000111287 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000111287 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000111287 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000111287 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000111287 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000111287 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000111287 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.93%
C000111287 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000111287 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000111287 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.37%
C000111287 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000111287 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000111287 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000111287 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000111287 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000111287 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000111287 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.24%
C000111287 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111287 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	27.15%
C000111288 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000111288 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000111288 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000111288 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000111288 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000111288 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000111288 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000111288 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000111288 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000111288 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000111288 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000111288 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.93%
C000111288 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000111288 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000111288 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.37%
C000111288 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000111288 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000111288 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000111288 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000111288 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000111288 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000111288 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.24%
C000111288 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111288 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	27.15%
C000111289 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000111289 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000111289 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000111289 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000111289 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000111289 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000111289 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000111289 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000111289 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000111289 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000111289 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000111289 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.93%
C000111289 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000111289 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000111289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.37%
C000111289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000111289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000111289 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000111289 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000111289 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000111289 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000111289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.24%
C000111289 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111289 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	27.15%
C000111290 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000111290 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000111290 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000111290 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000111290 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000111290 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000111290 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000111290 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000111290 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000111290 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000111290 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000111290 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.93%
C000111290 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000111290 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000111290 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.37%
C000111290 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000111290 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000111290 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000111290 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000111290 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000111290 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000111290 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.24%
C000111290 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111290 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	27.15%
C000109813 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000109813 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000109813 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109813 | Samsung Biologics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109813 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109813 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109813 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109813 | Singapore Exchange, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109813 | DBS Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109813 | UPL, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109813 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000109813 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000109813 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000109813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109813 | Seafarer | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109813 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109813 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000109813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000109813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000109813 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000109813 | ADR
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000109813 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109812 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000109812 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000109812 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109812 | Samsung Biologics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109812 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109812 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109812 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109812 | Singapore Exchange, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109812 | DBS Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109812 | UPL, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109812 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000109812 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109812 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109812 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000109812 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000109812 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109812 | Seafarer | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109812 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109812 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109812 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000109812 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000109812 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000109812 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000109812 | ADR
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000109812 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253515 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253515 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253515 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253515 | Samsung Biologics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253515 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253515 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253515 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253515 | Singapore Exchange, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253515 | DBS Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253515 | UPL, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253515 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000253515 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000253515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000253515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253515 | Seafarer | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253515 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253515 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253515 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000253515 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000253515 | ADR
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253515 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167155 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167155 | Georgia Capital PLC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000167155 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167155 | Melco International Development, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167155 | Moneta Money Bank AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167155 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167155 | China Foods, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167155 | First Pacific Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167155 | DFI Retail Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167155 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167155 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000167155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000167155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000167155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167155 | Seafarer | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000167155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000167155 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000167155 | ADR
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000167155 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167155 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167154 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167154 | Georgia Capital PLC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000167154 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167154 | Melco International Development, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167154 | Moneta Money Bank AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167154 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167154 | China Foods, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167154 | First Pacific Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167154 | DFI Retail Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167154 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167154 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000167154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000167154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000167154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167154 | Seafarer | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000167154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000167154 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000167154 | ADR
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000167154 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167154 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253516 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253516 | Georgia Capital PLC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253516 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253516 | Melco International Development, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253516 | Moneta Money Bank AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253516 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253516 | China Foods, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253516 | First Pacific Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253516 | DFI Retail Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253516 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253516 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000253516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000253516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253516 | Seafarer | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253516 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253516 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000253516 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	82.60%
C000253516 | ADR
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000253516 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253516 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%